Note 5 - Accumulated Other Comprehensive Loss (Details) - Reclassifications out of Accumulated Other Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Settlement loss (b)	$ (327,366)		$ (298,010)		$ (285,540)
Settlement loss (c)	(54,254)		(51,734)		(47,968)
Total before income tax	53,734		44,277		42,447
Income tax	(17,593)		(14,173)		(14,244)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Recognized actuarial loss (a)	483	[1]	1,357	[1]	1,794	[1]
Settlement loss (b)		[2]	2,756	[2]	1,940	[2]
Settlement loss (c)		[3]	1,413	[3]	995	[3]
Total before income tax	483		5,526		4,729
Income tax	(177)		(2,006)		(1,494)
Net of income tax	$ 306		$ 3,520		$ 3,235

[1]	The recognized actuarial loss is included in the computation of net periodic benefit cost. See Note G for additional details.
[2]	This portion of the settlement loss is included in cost of products sold in the Consolidated Statements of Income.
[3]	This portion of the settlement loss is included in selling, general and administrative expenses in the Consolidated Statements of Income.